Organization and principal activities - Subsidiaries and Consolidated VIE's (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2018
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Total cash as paid-up capital	$ 722
Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, fair market value	$ 1,577
Class A ordinary shares | Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Non-controlling interest transferred to additional paid in capital due to purchase of interest in subsidiary					$ 833
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Equity interest acquired	40.16%
Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, shares	1,545,663		50,235	386,419	386,415
Subsequent Event | Changyi (Shanghai) Information Technology Ltd. ("Changyi") | Class A ordinary shares
Ownership:
Purchase of interests in subsidiaries from non-controlling interests, shares		722,594
Shanghai Myhayo Technology Co Ltd | Maximum
Ownership:
Equity ownership interest						50.00%